Non-current derivative financial liabilities - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) oz	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Proceeds received		$ 300.0
Rainy River
Disclosure of detailed information about financial instruments [line items]
Transaction price allocated to remaining performance obligations			$ 175.0
Gold stream obligation, rate of gold production to be delivered for initial threshold			6.50%
Gold stream obligation initial threshold quantity | oz			230,000
Gold stream obligation rate of gold production to be delivered after initial threshold			3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold			60.00%
Gold stream obligation, silver production, initial threshold quantity | oz			3,100,000
Gold stream obligation, rate of silver production to be delivered after initial threshold			30.00%
Average spot rate of gold or silver			25.00%
Term of the agreement			40 years
Proceeds received		0.0
New Afton
Disclosure of detailed information about financial instruments [line items]
Proceeds received		$ 300.0
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about financial instruments [line items]
Term of the agreement	4 years
Free cash flow interest in New Afton	46.00%			42.50%
Proceeds received	$ 300.0
Conversion of free cash flow interest into joint venture interest	46.00%
Free cash flow interest conversion term	4 years
Transaction costs	$ 3.4